Convertible Promissory Note Payable (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Summary of Convertible Promissory Note Payable

	Liabilities	Equity
	RMB’000	RMB’000
Carrying value as of January 1, 2019	9,134,809	5,744,955
Interest accrued at effective interest rate	819,754	—
Interest paid	(100,522)	—
Exchange differences	160,336	—

Carrying value as of December 31, 2019	10,014,377	5,744,955

Interest accrued at effective interest rate	883,759	—
Interest paid	(92,981)	—
Exchange differences	(687,967)	—

Carrying value as of December 31, 2020	10,117,188	5,744,955

Interest accrued at effective interest rate	893,001	—
Interest paid	(100,937)	—
Exchange differences	(239,754)	—

Carrying value as of December 31, 2021	10,669,498	5,744,955